Goodwill And Intangible Assets - Additional Information (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	12.30%
Growth rate used to extrapolate cash flow projections	5.00%
Growth rate used to estimate based on past performance	5.00%
Explanation of period over which management has projected cash flows	five-year period
Bottom of range [member] | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	7.00%
Bottom of range [member] | Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.50%
Top of range [member] | Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	9.50%
Top of range [member] | Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	6.30%
Teledirect Hong Kong Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 1,057,000